SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
LAKELAND FINANCIAL CORPORATION 401(K) PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

Employer Identification Number:	Lakeland Financial Corporation
35-1559596
Three Digit Plan Number:	004

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value

		Mutual Funds
	Artisan Partners	Artisan Mid Cap Fund Investor Class 112,736 shares	†	$3,689,860
	Baird Services	Baird Core Plus Bond Fund Class Institutional 10,177 shares	†	104,310
	Baird Services	Baird Short-Term Bond Fund Institutional Class 97,019 shares	†	928,477
*	Fidelity Investments	Fidelity 500 Index Fund 63,890 shares	†	15,187,847
* ‡	Fidelity Investments	Fidelity Cash Reserves Fund 3,835 shares	†	3,835
*	Fidelity Investments	Fidelity Contrafund - Class K 516,686 shares	†	12,612,307
*	Fidelity Investments	Fidelity Diversified International K6 Fund 124,895 shares	†	2,213,140
*	Fidelity Investments	Fidelity Emerging Markets Index Fund 59,513 shares	†	814,143
*	Fidelity Investments	Fidelity Freedom 2010 Fund Class K6 2,399 shares	†	35,165
*	Fidelity Investments	Fidelity Freedom 2015 Fund Class K6 39,487 shares	†	474,639
*	Fidelity Investments	Fidelity Freedom 2020 Fund Class K6 64,877 shares	†	988,074
*	Fidelity Investments	Fidelity Freedom 2025 Fund Class K6 238,420 shares	†	3,526,228
*	Fidelity Investments	Fidelity Freedom 2030 Fund Class K6 320,091 shares	†	6,216,160
*	Fidelity Investments	Fidelity Freedom 2035 Fund Class K6 311,974 shares	†	5,503,221
*	Fidelity Investments	Fidelity Freedom 2040 Fund Class K6 494,609 shares	†	6,583,244
*	Fidelity Investments	Fidelity Freedom 2045 Fund Class K6 276,830 shares	†	4,384,993
*	Fidelity Investments	Fidelity Freedom 2050 Fund Class K6 388,784 shares	†	6,271,080
*	Fidelity Investments	Fidelity Freedom 2055 Fund Class K6 202,233 shares	†	3,789,841
LAKELAND FINANCIAL CORPORATION 401(K) PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

Employer Identification Number:	Lakeland Financial Corporation
35-1559596
Three Digit Plan Number:	004

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
*	Fidelity Investments	Fidelity Freedom 2060 Fund Class K6 160,896 shares	†	2,773,839
*	Fidelity Investments	Fidelity Freedom 2065 Fund Class K6 134,905 shares	†	2,128,804
*	Fidelity Investments	Fidelity Freedom 2070 Fund Class K6 13,443 shares	†	165,885
*	Fidelity Investments	Fidelity Freedom Retirement Fund Class K6 38,387 shares	†	408,987
*	Fidelity Investments	Fidelity International Index Fund 6,260 shares	†	380,628
*	Fidelity Investments	Fidelity Mid Cap Index Fund 26,455 shares	†	976,999
*	Fidelity Investments	Fidelity Government Money Market Fund 3,757,380 shares	†	3,757,380
*	Fidelity Investments	Fidelity Small Cap Index Fund 23,240 shares	†	718,827
*	Fidelity Investments	Fidelity U.S. Bond Index Fund 298,571 shares	†	3,152,905
	Massachusetts Financial Services	MFS New Discovery Value Fund Class R4 101,364 shares	†	1,707,984
	Massachusetts Financial Services	MFS Value Fund Class R3 47,569 shares	†	2,362,274
	Pacific Investment Management	PIMCO All Asset Fund Institutional Class 9,621 shares	†	109,867
	T. Rowe Price	T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund Advisor Class 34,860 shares	†	1,520,586
	Victory Sycamore	Victory Sycamore Established Value Fund Class Y 48,417 shares	†	2,179,722
				95,671,251
		Common Stock
*	Lakeland Financial Corporation	Common Stock 552,388 shares	†	31,519,256
				$127,190,507
*	Denotes party-in-interest
†	Investments are participant directed, therefore, historical cost information is not required
‡	Plan-level money market account used for recordkeeping of the purchase and sale of fractional shares of LFC common stock and is not available to participants as an investment election